Derivatives	9 Months Ended
Jul. 29, 2011
Derivatives [Abstract]
Derivatives
3.	Derivatives

We enter into derivative contracts, primarily foreign currency forward contracts, to hedge the risks of certain identified and anticipated transactions in currencies other than the functional currency of the respective operating unit.  The types of risks hedged are those arising from the variability of future earnings and cash flows caused by fluctuations in foreign currency exchange rates.  We have designated substantially all of these contracts as cash flow hedges.  These contracts are for forecasted transactions and committed receivables and payables denominated in foreign currencies and are not entered into for speculative purposes.

We are exposed to certain foreign currency risks in the normal course of our global business operations.  For derivative contracts that are designated and qualify for a cash flow hedge, the effective portion of the gain or loss of the derivative contract is recorded as a component of other comprehensive income, net of tax.  This amount is reclassified into the income statement on the line associated with the underlying transaction for the period(s) in which the hedged transaction affects earnings.  The amounts recorded in accumulated other comprehensive income for existing cash flow hedges are generally expected to be reclassified into earnings within one year and all of the existing hedges will be reclassified into earnings by October 2012.  Ineffectiveness related to these derivative contracts was recorded in the Consolidated Statement of Income as a gain of $0.3 million and $1.0 million for the quarters ended July 29, 2011 and July 30, 2010, respectively.  Ineffectiveness related to these derivative contracts was recorded in the Consolidated Statement of Income as a gain of $0.6 million and a gain of $3.7 million for the nine months ended July 29, 2011 and July 30, 2010, respectively.

For derivative contracts that are designated and qualify as a fair value hedge, gain or loss is recorded in the Consolidated Statement of Income under the heading Cost of Sales.  For the quarters ended July 29, 2011 and July 30, 2010 we recorded a $2.3 million loss and a $0.1 million gain, respectively, in the Consolidated Statement of Income related to fair value hedges which was offset by foreign exchange fluctuations of the underlying receivables.  For the nine months ended July 29, 2011 and July 30, 2010 we recorded a loss of $0.7 million and $0.1 million, respectively, in the Consolidated Statement of Income related to fair value hedges which was offset by foreign exchange fluctuations of the underlying receivables.

 The following table summarizes the effect of cash flow hedges on the Consolidated Statement of Income:

In thousands	Effective Portion

		Location of	Amount of
	Amount of	Gain/(Loss)	Gain/(Loss)
Derivative	Gain/(Loss)	Reclassified	Reclassified
Hedging	Recognized	from AOCI	from AOCI
Relationship	in OCI	into Earnings	into Earnings

Quarter ended July 29, 2011

Foreign currency
forward contracts	$2,945	Cost of sales	$413
		Sales	456

Nine months ended July 29, 2011

Foreign currency
forward contracts	$9,392	Cost of sales	$3,357
		Sales	4,039
Quarter ended July 30, 2010

Foreign currency
forward contracts	$11,529	Cost of sales	$(7,175)
		Sales	3,019

Nine months ended July 30, 2010

Foreign currency
forward contracts	$6,397	Cost of sales	$(7,333)
		Sales	3,876

We are exposed to credit risk in the event of nonperformance by counterparties to the forward contracts.  The contract amount, along with other terms of the forward, determines the amount and timing of amounts to be exchanged and the contract is generally subject to credit risk only when the contract has a positive fair value.  We currently have a concentration of these contracts with Bank of America N.A.

Forward exchange contracts are entered into to protect the value of forecasted transactions and committed future foreign currency receipts and disbursements and consequently any market-related loss on the forward contract would be offset by changes in the value of the hedged item.  As a result, we are generally not exposed to net market risk associated with these instruments.